S000031479 [Member] Investment Objectives and Goals - BrandywineGLOBAL - Multi-Sector Opportunities Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	BRANDYWINEGLOBAL — MULTI-SECTOR OPPORTUNITIES FUND Prior to July 29, 2025, BrandywineGLOBAL — Multi-Sector Opportunities Fund was named BrandywineGLOBAL — Global Unconstrained Bond Fund.
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to generate a high level of current income while outperforming the total return of the fund’s performance benchmark over a market cycle.